Changes in liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities

	2023
	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
January 1	13,967,801	21,600	920,402	14,909,803
Changes in cash flow from financing activities	907,306	(365)	(293,383)	613,558
Adjustment of right-of-use assets	—	—	419,625	419,625
Amortization of interest expense	36,612	—	18,757	55,369
December 31	14,911,719	21,235	1,065,401	15,998,355

	2024
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	—	14,911,719	21,235	1,065,401	15,998,355
Changes in cash flow from financing activities	339,364	(1,185,222)	(49)	(320,452)	(1,166,359)
Adjustment of right-of-use assets	—	—	—	292,104	292,104
Amortization of interest expense	—	32,084	—	19,902	51,986
December 31	339,364	13,758,581	21,186	1,056,955	15,176,086

	2025
	Short-term bank loans	Long-term bank loans (including current portion)	Guarantee deposits	Lease liabilities	Total liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	339,364	13,758,581	21,186	1,056,955	15,176,086
Changes in cash flow from financing activities	2,366,708	(1,013,896)	(700)	(271,189)	1,080,923
Adjustment of right-of-use assets	—	—	—	50,098	50,098
Amortization of interest expense	—	20,005	—	19,052	39,057
December 31	2,706,072	12,764,690	20,486	854,916	16,346,164